INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,298	$ 1,225
Finished products	1,336	1,296
Inventories, net	2,634	2,521
Valuation adjustment for slow inventory	$ 2,532	$ 2,532